PROSPECTUS SUPPLEMENT TO

                        VAN ECK MID CAP VALUE PROSPECTUS


                                Dated May 1, 2004



The following should be shown on page 4 as a footnote to the performance chart:

Prior to January 1, 2002 the Fund was advised by a different investment adviser. For this reason, the performance chart does not include performance for the Fund prior to such date.



                    PROSPECTUS SUPPLEMENT DATED JUNE 7, 2004

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